T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

AUSTRALIA 3.4%			Sun Life Financial	4,859	189
			Total Canada
Common Stocks 3.4%			(Cost $581)		678
Australia & New Zealand Banking
Group	6,580	84	CHILE 0.6%
BHP Group	2,465	65

Challenger	16,363	50	Common Stocks 0.6%
CSL	309	60
			Antofagasta (GBP)	10,032	133
IGO	26,541	87
Macquarie Group	1,752	154	Total Chile
Rio Tinto	873	64	(Cost $103)		133
Scentre Group	27,967	41
South32	38,902	57	CHINA 2.6%
Worley	12,872	75
			Common Stocks 2.6%
Total Australia
(Cost $711)		737	Alibaba Group Holding, ADR
			(USD) (1)	374	94
			Baidu, ADR (USD) (1)	299	36
AUSTRIA 0.3%
			Beijing Enterprises Holdings
			(HKD)	13,500	47
Common Stocks 0.3%			JOYY, ADR (USD) (1)	1,219	97
Erste Group Bank (1)	2,838	63	PICC Property & Casualty, H
Total Austria			Shares (HKD)	118,000	93
(Cost $80)		63	Ping An Insurance Group, H
			Shares (HKD)	9,000	95
			Tencent Holdings (HKD)	1,400	96
BELGIUM 0.5%
			Total China
Common Stocks 0.5%			(Cost $359)		558
Umicore	2,466	116
			DENMARK 0.6%
Total Belgium
(Cost $52)		116
			Common Stocks 0.6%
			Ascendis Pharma, ADR (USD) (1)	290	40
BRAZIL 0.1%
			Novo Nordisk, B Shares	1,216	80

Common Stocks 0.1%			Total Denmark
			(Cost $90)		120
XP, Class A (USD) (1)	568	26

Total Brazil			FINLAND 1.4%
(Cost $15)		26

			Common Stocks 1.4%
CANADA 3.2%
			Sampo, A Shares	4,390	159
			Stora Enso, R Shares	11,318	142
Common Stocks 3.2%
Element Fleet Management	17,949	151	Total Finland
			(Cost $269)		301
Magna International (USD)	3,542	164
National Bank of Canada	3,695	174

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
FRANCE 9.9%
			IRELAND 0.6%
Common Stocks 9.9%
Air Liquide	1,078	177	Common Stocks 0.6%
AXA	12,709	255	DCC (GBP)	1,367	122
BNP Paribas (1)	3,753	151
Engie (1)	14,964	199	Total Ireland
			(Cost $67)		122
EssilorLuxottica (1)	903	120
Ipsen	863	83
Kering	194	110	ITALY 1.7%
L'Oreal	709	238
Legrand	1,266	98	Common Stocks 1.7%
Safran (1)	1,021	109	Intesa Sanpaolo (1)	35,939	73
Sanofi	2,544	267	Moncler (1)	3,246	126
Teleperformance	337	99	Prysmian	4,619	118
TOTAL	5,606	212	Telecom Italia	125,181	50
Total France			Total Italy
(Cost $1,797)		2,118	(Cost $294)		367

GERMANY 10.7%			JAPAN 21.0%

Common Stocks 10.7%			Common Stocks 21.0%
BASF	1,897	105	Asahi Kasei	14,100	101
Bayer	3,682	245	Astellas Pharma	20,700	323
Covestro	1,896	74	Central Japan Railway	700	85
Evotec (1)(2)	2,141	57	CyberAgent	2,300	130
Fresenius (1)	3,512	175	Denso	1,700	63
KION Group	1,835	140	Electric Power Development	4,300	59
Knorr-Bremse	845	99	Hamamatsu Photonics	2,300	100
Munich Re	1,117	296	Honda Motor	2,200	54
SAP	1,821	287	Kirin Holdings	3,700	71
Siemens	3,525	449	Mitsubishi	4,000	81
Siemens Healthineers	2,929	153	Mitsubishi Electric	15,500	202
Stroeer (1)	1,128	77	Mitsubishi UFJ Financial Group	21,400	80
Zalando (1)	2,014	145	Mitsubishi UFJ Lease & Finance	11,800	50
			Mitsui Fudosan	8,000	125
Total Germany
(Cost $1,978)		2,302	Murata Manufacturing	2,300	148
			Nippon Telegraph & Telephone	16,200	376
			NTT Data	12,500	142
HONG KONG 0.9%			Omron	1,300	94
			Otsuka Holdings	3,500	145
Common Stocks 0.9%			Panasonic	11,000	95
AIA Group	11,000	99	Pola Orbis Holdings	1,600	27
CK Hutchison Holdings	10,968	71	Recruit Holdings	4,100	128
Samsonite International (1)	32,700	31	Renesas Electronics (1)	7,500	41
Total Hong Kong			Seven & i Holdings	4,700	142
(Cost $243)		201	SMC	100	53

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
SoftBank Group	1,800	114	Wilmar International	35,900	121
Sony	1,700	132	Total Singapore
Stanley Electric	3,300	79	(Cost $263)		296
Sumitomo	9,400	104
Sumitomo Mitsui Trust Holdings	2,536	65	SOUTH KOREA 2.1%
Sumitomo Rubber Industries	3,900	33
Suzuki Motor	2,600	85
			Common Stocks 2.1%
Takeda Pharmaceutical, ADR
(USD)	3,637	66	KT	2,292	46
TechnoPro Holdings	1,600	82	NAVER	442	112
THK	4,000	94	Samsung Electronics	6,198	303
Tokio Marine Holdings	4,100	173	Total South Korea
Tokyo Electron	500	138	(Cost $190)		461
Tosoh	1,400	19
Toyota Motor	3,900	232	SPAIN 0.4%
Welcia Holdings	900	82
Z Holdings	18,400	98	Common Stocks 0.4%
Total Japan			Amadeus IT Group, A Shares	1,747	87
(Cost $3,867)		4,511
			Total Spain
			(Cost $80)		87
NETHERLANDS 4.7%
			SWEDEN 2.6%
Common Stocks 4.7%
ASML Holding	666	237	Common Stocks 2.6%
ING Groep (1)	21,147	147	Autoliv, SDR	1,207	79
Koninklijke Philips (1)	8,243	426	Elekta, B Shares (2)	9,968	103
NXP Semiconductors (USD)	1,712	201	LM Ericsson, B Shares	20,298	236
Total Netherlands			Svenska Handelsbanken, A
(Cost $667)		1,011	Shares (1)	14,515	137
			Total Sweden
NORWAY 2.2%			(Cost $512)		555

Common Stocks 2.2%			SWITZERLAND 10.3%
DNB (1)	13,746	211
Equinor	10,643	160	Common Stocks 10.3%
Storebrand (1)	18,614	102	ABB	7,826	197
Total Norway			Alcon (1)	940	57
(Cost $472)		473	Barry Callebaut	42	87
			Nestle	6,612	786
SINGAPORE 1.4%			Novartis	5,008	413
			Roche Holding	1,415	490
Common Stocks 1.4%			Zurich Insurance Group	485	179
DBS Group Holdings	4,500	65	Total Switzerland
United Overseas Bank	7,800	110	(Cost $1,636)		2,209

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
TAIWAN 2.5%			WPP	12,018	89
			Total United Kingdom
Common Stocks 2.5%			(Cost $2,983)		2,932
Largan Precision	1,000	130
Taiwan Semiconductor			UNITED STATES 0.8%
Manufacturing	28,000	408

Total Taiwan			Common Stocks 0.8%
(Cost $197)		538	Broadcom	547	173

			Total United States
UNITED KINGDOM 13.7%			(Cost $23)		173

Common Stocks 13.7%
			SHORT-TERM INVESTMENTS 0.1%
Amcor, CDI (AUD)	8,319	85
Ashtead Group	2,576	82	Money Market Funds 0.1%
ASOS (1)	3,373	148	T. Rowe Price Government Reserve
Aviva	20,436	70	Fund, 0.13% (3)(4)	22,860	23
BHP Group	6,164	133
			Total Short-Term Investments
Bunzl	2,521	72	(Cost $23)		23
Burberry Group	334	5
Close Brothers Group	2,358	34
			SECURITIES LENDING COLLATERAL 0.3%
Compass Group	6,795	94
Diageo	4,715	173	Investments in a Pooled Account through Securities Lending
Direct Line Insurance Group	11,245	44	Program with JPMorgan Chase Bank 0.3%
GlaxoSmithKline, ADR (USD)	5,157	208	Short-Term Funds 0.3%
Great Portland Estates	11,272	87
Johnson Matthey	4,376	128	T. Rowe Price Short-Term Fund,
			0.25% (3)(4)	6,958	70
Kingfisher	41,830	132
Lloyds Banking Group	250,608	85	Total Investments in a Pooled Account through
Meggitt	26,575	93	Securities Lending Program with JPMorgan
Melrose Industries	67,797	75	Chase Bank		70
National Grid	11,743	138	Total Securities Lending Collateral
Next	1,525	108	(Cost $70)		70
Persimmon (1)	3,249	101
Royal Dutch Shell, Class B, ADR
(USD)	2,445	69	Total Investments in Securities	98.6%
Standard Chartered	8,306	42	(Cost $17,622)		$21,181
Unilever	8,463	504	Other Assets Less Liabilities 1.4%		299
Vodafone Group, ADR (USD)	8,778	133	Net Assets 100%		$21,480

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

CDI	CHESS or CREST Depositary Interest
GBP	British Pound
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipts
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government Reserve Fund	$171		¤	¤	$23
T. Rowe Price Short-Term Fund	145		¤	¤	70
Total					$93	^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $93.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional International Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,307	$19,781	$—	$21,088
Short-Term Investments	23	—	—	23
Securities Lending Collateral	70	—	—	70
Total	$1,400	$19,781	$—	$21,181